Revenue	12 Months Ended
Dec. 31, 2011
Revenue [Abstract]
Revenue

3.    Revenue

Revenue for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
Revenue from the BioNeurology business	$1,068.1	$895.6	$837.1
Revenue from the EDT business(1)	177.9	274.1	275.9

Total revenue	$1,246.0	$1,169.7	$1,113.0

(1)	The 2011 EDT revenue is for the period up to September 16, 2011, the date of divestment of the EDT business. For further information on the EDT divestment, refer to Note 5.

Revenue from the BioNeurology business for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
Product revenue:
Tysabri — U.S.	$746.5	$593.2	$508.5
Tysabri — ROW	317.6	258.3	215.8

Total Tysabri	1,064.1	851.5	724.3
Azactam®	0.9	27.2	81.4
Maxipime®	0.4	8.2	13.2
Prialt®	—	6.1	16.5
Royalties	2.7	1.6	1.7

Total product revenue from the BioNeurology business	1,068.1	894.6	837.1
Contract revenue from the BioNeurology business	—	1.0	—

Total revenue from BioNeurology business	$1,068.1	$895.6	$837.1

Tysabri was developed and is now being marketed in collaboration with Biogen Idec. In general, subject to certain limitations imposed by the parties, we share with Biogen Idec most of the development and commercialization costs for Tysabri. Biogen Idec is responsible for manufacturing the product. In the United States, we purchase Tysabri from Biogen Idec and are responsible for distribution. Consequently, we record as revenue the net sales of Tysabri in the U.S. market. We purchase product from Biogen Idec at a price that includes the cost of manufacturing, plus Biogen Idec's gross profit on Tysabri, and this cost, together with royalties payable to other third parties, is included in cost of sales.

Global in-market net sales of Tysabri for the years ended December 31 consisted of the following (in millions):

	2011	2010	2009
United States	$746.5	$593.2	$508.5
ROW	764.1	636.8	550.7

Total Tysabri global in-market net sales	$1,510.6	$1,230.0	$1,059.2

Outside of the United States, Biogen Idec is responsible for distribution and we record as revenue our share of the profit or loss on these sales of Tysabri, plus our directly incurred expenses on these sales, which are primarily comprised of royalties, that we incur and are payable by us to third parties and are reimbursed by the collaboration.

In 2011, we recorded net Tysabri ROW revenue of $317.6 million (2010: $258.3 million; 2009: $215.8 million), which was calculated as follows (in millions):

	2011	2010	2009
ROW in-market sales by Biogen Idec	$764.1	$636.8	$550.7
ROW operating expenses incurred by Elan and Biogen Idec	(349.3)	(303.8)	(280.6)

ROW operating profit generated by Elan and Biogen Idec	414.8	333.0	270.1

Elan's 50% share of Tysabri ROW collaboration operating profit	207.4	166.5	135.0
Elan's directly incurred costs	110.2	91.8	80.8

Net Tysabri ROW revenue	$317.6	$258.3	$215.8

We ceased distributing Azactam as of March 31, 2010, and Maxipime as of September 30, 2010. The revenue for these products in 2011 relates to adjustments to discounts and allowances associated with sales prior to the cessation of distribution. We divested our Prialt assets and rights in May 2010.

Revenue from the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the years ended December 31, 2010 and 2009 consisted of the following (in millions):

	2011	2010	2009
Product revenue:
Manufacturing revenue and royalties:
TriCor® 145	$35.5	$54.5	$61.6
Focalin® XR/Ritalin® LA	25.9	33.0	32.6
Ampyra®	22.6	56.8	—
Verelan®	18.1	21.8	22.1
Naprelan®	5.9	12.6	16.0
Skelaxin®	—	5.9	34.9
Other	60.0	76.8	90.0

Total product revenue from the EDT business	168.0	261.4	257.2

Contract revenue:
Research revenue	6.0	8.2	8.2
Milestone payments	3.9	4.5	10.5

Total contract revenue from the EDT business	9.9	12.7	18.7

Total revenue from the EDT business	$177.9	$274.1	$275.9